Depreciation, Amortization And Impairment Loss Of Property, Plant And Equipment And Financial Assets Under IFRS 9 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses recognized in property, plant and equipment	$ (35,458)	$ (36,242)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(35,458)	(36,242)	$ (8,363)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(38,658)	(19,529)	(12,827)
Generation [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses recognized in property, plant and equipment	(35,458)	(36,242)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(35,458)	(36,242)	(8,363)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	130	(630)	108
Distribution and Transmission [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(37,053)	(18,907)	(11,988)
Other [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	$ (1,735)	$ 8	$ (947)